Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions

6. EXEMPT PARTY-IN-INTEREST TRANSACTIONS

The Plan had an interest in the Master Trust and invested in shares of certain common/collective trust funds that were managed by Bank of New York Mellon. During 2025 and 2024, Bank of New York Mellon was the trustee as defined by the Plan and, therefore, these transactions qualify as exempt party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each investment fund.

As of December 31, 2025 and 2024, the Plan’s investment in the Dominion Energy Stock Fund included 1,908,481 and 2,023,852 shares, respectively, of common stock of Dominion Energy, the Plan sponsor, with a cost basis of approximately $115 million and $123 million, respectively. During the year ended December 31, 2025, the Plan purchased approximately $13 million and sold approximately $21 million of common stock of Dominion Energy and recorded dividend income related to Dominion Energy common stock of approximately $5 million.

In addition, the Plan issues loans to participants, which qualify as permitted party-in-interest transactions. Such loans are secured by the vested balances in the participants’ accounts.